S000005599 [Member] Expense Example - Wilmington New York Municipal Bond Fund	Apr. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 529
Expense Example, with Redemption, 3 Years	885
Expense Example, with Redemption, 5 Years	1,264
Expense Example, with Redemption, 10 Years	2,326
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	$ 1,429